SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2016	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SHARE-BASED COMPENSATION
Compensation expense			¥ 64,165	¥ 4,061	¥ 27,333
Directors
SHARE-BASED COMPENSATION
Liability to settle		¥ 11,733
Liability to settle in cash		4,194
Liability to settle in shares		7,539
Compensation expense		¥ 11,733
Liability paid in cash	¥ 4,194
Restricted shares
SHARE-BASED COMPENSATION
Compensation expense			¥ 4,697
Granted (in shares)			13,787,480
Restricted shares | Directors
SHARE-BASED COMPENSATION
Granted (in shares)	877,400
Percentage of shares restricted to sale or otherwise disposal	50.00%
Period of restriction on sale or otherwise disposal	1 year